Investment Strategy - T. Rowe Price New Horizons Fund, Inc.	Feb. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund invests primarily in a diversified group of small, emerging growth companies, preferably early in their corporate life cycle before the companies become widely recognized by the investment community. The fund may also invest in companies that offer the possibility of accelerating earnings growth because of rejuvenated management, new products, or structural changes in the economy. The portfolio manager will not necessarily sell a position in a company that has grown beyond the developing stage if the company still fits the fund’s other investment criteria.

When choosing stocks for the fund’s portfolio, the adviser tends to look for small, emerging growth companies that exhibit some or all of the following characteristics:

●	effective management;

●	operate in fertile growth areas;

●	demonstrate innovative research, product development, and marketing;

●	provide efficient service;

●	possess pricing flexibility; and

●	employ sound financial and accounting policies.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology, industrials, and health care sectors.

While most assets are typically invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

The fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly.